The Company may prepay the notes b) - g) above up to 180 days after its issuance with the following penalties (Details)	3 Months Ended
Nov. 30, 2016
Number of days after issuance
Number of days after issuance less than 30 days penalty,	125% of principal plus accrued interest
Number of days after issuance from 31 days to 60 days penalty,	130% of principal plus accrued interest
Number of days after issuance from 61 days to 90 days penalty,	135% of principal plus accrued interest
Number of days after issuance from 91 days to 120 days penalty,	140% of principal plus accrued interest
Number of days after issuance from 121 days to 150 days penalty,	145% of principal plus accrued interest
Number of days after issuance from 151 days to 180 days penalty,	150% of principal plus accrued interest
The Company may repay the note up to 180 days after its issuance, with approval from the lender, with the following penalties:
Number of days after issuance less than 90 days penalty.	135% of principal plus accrued interest
Number of days after issuance from 91 days to 120 days penalty.	140% of principal plus accrued interest
Number of days after issuance from 121 days to 180 days penalty.	145% of principal plus accrued interest
Number of days after issuance grater than 180 days penalty.	150% of principal plus accrued interest